Schedule V - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cumulative effect of change in accounting principle
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Financial instruments, allowance for credit loss		$ 3,000
Allowance for estimated uncollectible reinsurance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 147,639	156,732	$ 165,213
Charged to costs and expenses	0	0	0
Charged to other	124	111	(1,837)
Deductions	(10,641)	(9,204)	(6,644)
Balance at End of Year	137,122	147,639	156,732
Insurance balances recoverable, allowance for estimated uncollectible insurance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	3,818	0
Charged to costs and expenses	0	0
Charged to other	1,006	3,818
Deductions	0	0
Balance at End of Year	4,824	3,818	0
Valuation allowance for deferred tax assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	117,390	212,113	188,300
Charged to costs and expenses	3,854	2,792	(2,492)
Charged to other	0	0	18,000
Deductions	(3,015)	(97,515)	8,305
Balance at End of Year	$ 118,229	$ 117,390	$ 212,113